Stock-based Compensation - Restricted Stock Unit Awards - Activity (Details) - Restricted Stock Unit Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Awards
Unvested at the beginning of the period (in shares)	823,478
Granted (in shares)	1,024,786
Forfeited (in shares)	(222,364)
Vested (in shares)	(266,758)
Unvested at the end of the period (in shares)	1,359,142	823,478
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	$ 10.71
Granted (in dollars per share)	3.67	$ 8.81	$ 15.92
Forfeited (in dollars per share)	8.91
Vested (in dollars per share)	11.20
Unvested at the end of the period (in dollars per share)	$ 5.60	$ 10.71